Consolidated Statements of Stockholder's Equity - USD ($) $ in Millions	Common stock	Additional paid-in capital	Retained earnings Cumulative effect adjustment	Retained earnings	Accumulated other comprehensive loss Cumulative effect adjustment	Accumulated other comprehensive loss	Noncontrolling interest	Cumulative effect adjustment	Total
Balances (ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts) at Dec. 31, 2020			$ (120.9)		$ (4,052.1)			$ (4,173.0)
Balances at Dec. 31, 2020	$ 2.5	$ 6,344.2		$ 2,799.7		$ 3,986.9	$ 15.2		$ 13,148.5
Increase (decrease) in stockholders' equity
Capital distributions to parent		(16.3)							(16.3)
Stock-based compensation		27.6		(2.4)					25.2
Dividends to parent				(1,250.0)					(1,250.0)
Distributions to noncontrolling interest							(27.4)		(27.4)
Contributions from noncontrolling interest							7.4		7.4
Purchase of subsidiary shares from noncontrolling interest		(14.9)					(1.7)		(16.6)
Net liabilities transferred to affiliate due to change in benefit plan sponsorship		0.3				2.0			2.3
Net income				1,291.8			24.3		1,316.1
Other comprehensive income (loss)						65.7			65.7
Balances at Dec. 31, 2021	2.5	6,340.9		2,718.2		2.5	17.8		9,081.9
Increase (decrease) in stockholders' equity
Capital distributions to parent		(30.3)							(30.3)
Stock-based compensation		24.8		(2.8)					22.0
Dividends to parent				(1,425.0)					(1,425.0)
Distributions to noncontrolling interest							(81.1)		(81.1)
Contributions from noncontrolling interest							7.3		7.3
Purchase of subsidiary shares from noncontrolling interest		(4.3)					(2.4)		(6.7)
Adjustment for reinsurance						114.4			114.4
Net income				4,617.3			62.2		4,679.5
Other comprehensive income (loss)						(4,691.6)			(4,691.6)
Balances at Dec. 31, 2022	2.5	6,331.1		5,907.7		(4,574.7)	3.8		7,670.4
Increase (decrease) in stockholders' equity
Capital distributions to parent		(38.4)							(38.4)
Stock-based compensation		14.0		(1.3)					12.7
Dividends to parent				(325.0)					(325.0)
Distributions to noncontrolling interest							(2.0)		(2.0)
Contributions from noncontrolling interest							3.9		3.9
Net income				100.7			0.6		101.3
Other comprehensive income (loss)						462.0			462.0
Balances at Jun. 30, 2023	2.5	6,306.7		5,682.1		(4,112.7)	6.3		7,884.9
Balances at Dec. 31, 2022	2.5	6,331.1		5,907.7		(4,574.7)	3.8		7,670.4
Increase (decrease) in stockholders' equity
Capital distributions to parent		(39.0)							(39.0)
Stock-based compensation		27.9		(2.7)					25.2
Dividends to parent				(1,200.0)					(1,200.0)
Distributions to noncontrolling interest							(23.2)		(23.2)
Contributions from noncontrolling interest							7.6		7.6
Net income				217.0			19.6		236.6
Other comprehensive income (loss)						1,446.0			1,446.0
Balances at Dec. 31, 2023	2.5	6,320.0		4,922.0		(3,128.7)	7.8		8,123.6
Increase (decrease) in stockholders' equity
Capital distributions to parent		(34.3)							(34.3)
Stock-based compensation		16.0		(1.7)					14.3
Dividends to parent				(540.0)					(540.0)
Distributions to noncontrolling interest							(2.9)		(2.9)
Contributions from noncontrolling interest							2.9		2.9
Net income				867.0			0.7		867.7
Other comprehensive income (loss)						(41.8)			(41.8)
Balances at Jun. 30, 2024	$ 2.5	$ 6,301.7		$ 5,247.3		$ (3,170.5)	$ 8.5		$ 8,389.5